Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:	As of June 30,
	2019	2018
Accounts receivable from third-party customers	$5,292,486	$5,681,513
Less: allowance for doubtful accounts	(128,106)	(40,012)
Total accounts receivable from third-party customers, net	5,164,380	5,641,501
Add: accounts receivable - related parties	244,764	-
Total accounts receivable, net	$5,409,144	$5,641,501